Summary of Stock Options Activity (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Option shares, outstanding beginning	377,654	79,147
Weighted average exercise price, outstanding beginning	$ 6.11	$ 5.37
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term		3 years 11 months 1 day
Option shares, granted	79,013	298,507
Weighted average exercise price, granted	$ 5.10	$ 6.30
Weighted average remaining contractual life years, granted	4 years 9 months 7 days	4 years 7 months 9 days
Option shares, exercised
Weighted average exercise price, exercised
Option shares, forfeited
Weighted average exercise price, forfeited
Option shares, expired
Weighted average exercise price, expired
Option shares, outstanding ending	456,666	377,654
Weighted average exercise price, outstanding ending	$ 5.93	$ 6.11
Weighted average remaining contractual life years, outstanding ending	4 years 3 months 21 days	4 years 5 months 15 days